Note 10 - Long-term Debt and Financing - Long- Term Debt (Details) - CAD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Long-term debt, balance		$ 543,504	$ 498,088
Cash inflows (outflows)		114,715	49,726
Non-cash changes		2,903	1,790
Long-term debt, balance		661,335	543,504
FX		213	(6,101)
Short-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, balance		(121,451)
Cash inflows (outflows)
Non-cash changes
Long-term debt, balance		(132,898)	(121,451)
FX
Long-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, balance		422,053	498,088
Cash inflows (outflows)		114,715	49,726
Non-cash changes		2,903	1,790
Long-term debt, balance		528,437	422,053
FX		213	(6,101)
Credit facility [member]
Statement Line Items [Line Items]
Long-term debt, balance	[1]	121,451	66,001
Cash inflows (outflows)	[1]	54,909	53,857
Non-cash changes	[1]	663	1,593
Long-term debt, balance	[1]	177,023	121,451
FX	[1]
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Long-term debt, balance	[2]
Long-term debt, balance	[2]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Long-term debt, balance	[3]	85,760
Cash inflows (outflows)	[3]		95,869
Non-cash changes	[3]	516	(10,109)
Long-term debt, balance	[3]	86,276	85,760
FX	[3]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, balance	[4]	148,146	145,579
Cash inflows (outflows)	[4]
Non-cash changes	[4]	1,369	2,567
Long-term debt, balance	[4]	149,515	148,146
FX	[4]
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Long-term debt, balance	[5]	188,147	190,486
Cash inflows (outflows)	[5]	(59,574)
Non-cash changes	[5]	3,719	3,761
Long-term debt, balance	[5]	132,898	188,147
FX	[5]	606	(6,101)
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, balance	[2]		96,022
Cash inflows (outflows)	[2]		(100,000)
Non-cash changes	[2]		3,978
Long-term debt, balance	[2]
FX	[2]

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. Certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees 3.400%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.400% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2018, the Canadian prime rate was 3.7% and the U.S. prime rate was 5.25%. As at September 30, 2018, $179.40 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2018, amounted to $89.38 million ( June 30, 2018 - $103.85 million). As at September 30, 2018, Just Energy has $83.72 million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility is supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at September 30, 2018, the Company was compliant with all of these covenants.
[2]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S. based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year, and will mature on September 12, 2023. Warrants totalling 7.5 million were issued to the counterparties at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. As at September 30, 2018, US$97.0 million were drawn from the 8.75% loan. The 8.75% loan has three tranches. The first tranche is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche is earmarked for investments and future acquisitions.
[3]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[4]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[5]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds.